Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (1,686,901)	$ (1,095,765)
Weighted-average shares outstanding-Basic	229,000,001	229,000,001
Weighted-average shares outstanding-Diluted	229,000,001	229,000,001
Loss per share-Basic	$ (0.0074)	$ (0.0048)
Loss per share-Diluted	$ (0.0074)	$ (0.0048)